Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SAGA COMMUNICATIONS, INC.
Entity Central Index Key	0000886136
Amendment Flag	false
Employees' 401(k) Savings and Investment Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false